Shareholder Report, Line Graph (Details) 1014066_Putnam ESG High Yield ETF_Single Class_TSR Annual {Single Class} - USD ($)								12 Months Ended
	Oct. 31, 2025	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Jan. 19, 2023	Apr. 30, 2026
Putnam ESG High Yield ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Putnam ESG High Yield ETF (NAV)
Accumulated Value	$ 12,488	$ 11,775	$ 11,524	$ 10,888	$ 10,017	$ 10,093	$ 10,000	$ 13,017
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Index
Accumulated Value	11,070	10,696	10,428	9,902	9,433	10,049	10,000	$ 11,130
JPMorgan Developed High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name								JPMorgan Developed High Yield Index
Accumulated Value	$ 12,776	$ 11,991	$ 11,811	$ 11,093	$ 10,130	$ 10,103	$ 10,000	$ 13,126